Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	¥ 929,792	$ 146,671	¥ 916,646
Less: Accumulated depreciation	(455,981)	(71,929)	(417,990)
Total property, plant and equipment, net	473,811	74,742	498,656
Buildings
Property, plant and equipment, net
Property, plant and equipment	607,166	95,778	603,910
Leasehold Improvements
Property, plant and equipment, net
Property, plant and equipment	14,864	2,345	14,864
Machinery
Property, plant and equipment, net
Property, plant and equipment	226,868	35,788	219,626
Motor Vehicles
Property, plant and equipment, net
Property, plant and equipment	19,172	3,024	18,598
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	59,814	9,435	56,029
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	¥ 1,908	$ 301	¥ 3,619